11. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 11. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at cost, less accumulated depreciation, consists of the following at December 31:

	2012	2011
Land	$1,235,000	$1,235,000
Building	964,000	964,000
Building improvements	83,000	83,000
Machinery and equipment	658,000	658,000
Furniture and fixtures	39,000	39,000
	2,979,000	2,979,000
Less: Accumulated depreciation	(737,000)	(676,000)
Total	$2,242,000	$2,303,000

Depreciation expense amounted to $61,000 and $66,000 for the years ended December 31, 2012 and 2011, respectively.